Other operating income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other operating income
Summary of analysis of the Group's other operating income

	6 months ended	6 months ended
	June 30,	June 30,
	2022	2021
	£ 000	£ 000
Government grants	1,214	8,999
R&D tax credit	2,193	687
	3,407	9,686

	2021	2020	2019
	£ 000	£ 000	£ 000
Government grants	8,829	1,989	—
R&D tax credit	2,388	328	399
Other	135	—	—
	11,352	2,317	399